DIVIDENDS	12 Months Ended
Dec. 31, 2025
Text Block [Abstract]
DIVIDENDS
18.	DIVIDENDS
During the years ended December 31, 2025, 2024 and 2023, the Company did not declare any dividends on the ordinary shares.